Shareholder Report, Average Annual Return (Details) DFHM_U.S. Sustainability Targeted Value Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	64 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	U.S. Sustainability Targeted Value Portfolio – Institutional
Average Annual Return, Percent	6.97%	15.86%	17.55%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	20.81%	16.74%	16.81%
Russell 2000® Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Value Index
Average Annual Return, Percent	9.87%	13.85%	15.03%